GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salaries and benefits	$ 1,277,000	$ 1,361,000	$ 1,347,000
Office and miscellaneous	647,000	117,000	286,000
Management and consulting fees	451,000	406,000	461,000
Professional fees	402,000	380,000	470,000
Investor relations	227,000	166,000	171,000
Directors fees	182,000	171,000	162,000
Regulatory and compliance fees	170,000	139,000	143,000
Depreciation	140,000	116,000	43,000
Travel and promotion	70,000	46,000	110,000
General and administrative expenses	$ 3,566,000	$ 2,902,000	$ 3,193,000